SHARE-BASED COMPENSATION - Summary of the employees' share options (Details) - $ / shares		12 Months Ended
	Dec. 30, 2025	Dec. 31, 2025
Number of share option (in shares)
Outstanding, beginning balance		0
Granted	4,996,006	4,996,006
Forfeited		(543,979)
Outstanding, ending balance		4,452,027
Expected to vest, ending balance		4,452,027
Weighted average exercise price per option (in dollars per share)
Outstanding, beginning balance		$ 0
Granted		1.98
Exercised	$ 0.66	1.98
Forfeited		1.98
Outstanding, ending balance		0.66
Expected to vest, ending balance		$ 0.66
Weighted average remaining contractual life (in years)
Contractual term (in years)		7 years 18 days
Expected to vest, ending balance		7 years 18 days
Weighted average grant date fair value (in dollars per share)
Outstanding, beginning balance		$ 0
Granted		0.1627
Forfeited		0.1626
Outstanding, ending balance		0.1627
Expected to vest, ending balance		$ 0.1627